UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7720

        Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Premium Income Municipal Fund (NCU)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.7% (3.8% of Total Investments)

$1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda	6/12 at 100.00	Baa3	$ 1,383,660
	County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

3,670	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco	5/12 at 100.00	Baa3	3,367,298
	Securitization Program, Series 2002A, 5.625%, 5/01/29

	Education and Civic Organizations - 1.9% (1.3% of Total Investments)

1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 -	5/13 at 100.00	AAA	1,622,865
	AMBAC Insured

	Healthcare - 21.7% (14.5% of Total Investments)

1,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	1,601,715
	Series 1999A, 6.125%, 12/01/30

5,150	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/05 at 100.00	BB+	4,991,483
	Hospital, Series 1993, 5.750%, 5/15/15

1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A	1,542,255
	Series 2001A, 5.550%, 8/01/31

8,100	California Statewide Community Development Authority, Revenue Refunding Bonds, Sherman Oaks Health	No Opt. Call	AAA	8,614,998
	System, Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

1,370	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 1993A,	12/04 at 101.00	BB+	1,387,810
	6.000%, 12/01/06

	Housing/Multifamily - 2.0% (1.3% of Total Investments)

1,600	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	1,665,376
	Communities Development, Series 1998A, 5.250%, 5/15/25 (Mandatory put 5/15/13)

	Housing/Single Family - 2.2% (1.5% of Total Investments)

865	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	902,325
	8/01/20 (Alternative Minimum Tax) - MBIA Insured

810	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 1994F-3, 6.100%, 8/01/15	8/05 at 102.00	AAA	830,291
	(Alternative Minimum Tax) - MBIA Insured

145	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	149,147
	Mortgage-Backed Securities Program, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 27.2% (18.2% of Total Investments)

4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	12/04 at 101.00	A	3,995,040
	(Alternative Minimum Tax)

	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	1,075,870
1,055	5.250%, 2/01/21	8/13 at 100.00	A	1,119,376
1,500	5.000%, 2/01/31 - MBIA Insured	2/13 at 100.00	AAA	1,515,435

	California, General Obligation Bonds, Series 2004:
1,750	5.000%, 4/01/22	4/14 at 100.00	A	1,811,268
1,750	5.000%, 2/01/23	2/14 at 100.00	A	1,799,805
1,400	5.200%, 4/01/26	4/14 at 100.00	A	1,447,082

1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,053,490
	2002A, 5.000%, 8/01/21 - FGIC Insured

2,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	2,354,603
	7/01/22 - FSA Insured

6,000	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	No Opt. Call	AAA	1,763,460
	0.000%, 8/01/27 - FGIC Insured

3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds,	8/11 at 103.00	AAA	3,513,900
	Series 1997A, 6.150%, 8/01/15 - MBIA Insured

1,200	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	1,296,732
	8/01/22 - MBIA Insured

	Tax Obligation/Limited - 45.3% (30.3% of Total Investments)

1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	AA	1,052,150
	2003, 5.625%, 10/01/33 - RAAI Insured

985	Beverly Hills Public Financing Authority, California, Lease Revenue Refunding Bonds, Series 2003A,	6/13 at 100.00	Aaa	1,081,569
	5.250%, 6/01/15 - MBIA Insured

	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 - AMBAC Insured	12/13 at 100.00	AAA	1,769,292
1,865	5.000%, 12/01/24 - AMBAC Insured	12/13 at 100.00	AAA	1,925,724

	California, Economic Recovery Revenue Bonds, Series 2004A:
1,720	5.000%, 7/01/15	7/14 at 100.00	AA-	1,872,220
1,000	5.000%, 7/01/16	7/11 at 100.00	AA-	1,058,250

5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs, Southern	11/09 at 101.00	AAA	6,553,973
	California Veterans Home - Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 - AMBAC Insured

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
1,000	5.500%, 6/01/33	6/13 at 100.00	A-	1,048,760
1,000	5.625%, 6/01/33	6/13 at 100.00	A-	1,057,400

3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore Redevelopment	8/11 at 100.00	AAA	3,552,290
	Project Area, Series 2001A, 5.000%, 8/01/26 - MBIA Insured

1,745	Los Angeles Community Redevelopment Agency, California, Tax Allocation Multifamily Housing Bonds,	12/04 at 101.00	BBB-	1,758,419
	Grand Central Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13 (Alternative Minimum Tax)

2,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	2,125,380
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

2,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	2,226,060
	Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

1,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway	8/08 at 102.00	N/R	1,106,700
	Business Centre, Series 1998, 6.500%, 8/15/09

3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AA-	3,287,190
	5.400%, 11/01/20

1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,684,290
	5.400%, 11/01/20 - MBIA Insured

	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	9/08 at 101.00	Baa3	1,598,745
1,000	5.800%, 9/01/27	9/08 at 101.00	Baa3	1,046,640

2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%, 12/01/19 -	12/11 at 102.00	AAA	2,205,677
	AMBAC Insured

	Transportation - 8.4% (5.6% of Total Investments)

3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	7/13 at 100.00	AAA	3,140,130
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 - FSA Insured

2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	BBB-	1,782,500
	5.000%, 1/01/35

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 102.00	AAA	2,098,280
	Second Series Issue 10A, 5.700%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 6.4% (4.3% of Total Investments)

2,750	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	AAA	3,111,295
	(Pre-refunded to 7/01/10) - MBIA Insured

2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project, Series	3/24 at 100.00	N/R***	2,221,560
	1999A, 5.750%, 3/15/29 (Pre-refunded to 3/15/24)

	Utilities - 11.5% (7.7% of Total Investments)

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
400	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	438,652
2,250	5.125%, 5/01/18	5/12 at 101.00	A2	2,388,870

275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	289,393
	5.000%, 7/01/21 - MBIA Insured

1,500	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	1,547,265
	2001, 6.500%, 9/01/22

4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	4,937,652
	5.250%, 8/15/20 - FSA Insured

	Water and Sewer - 17.3% (11.5% of Total Investments)

1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 - AMBAC	6/14 at 100.00	AAA	1,171,192
	Insured

1,095	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/13 at 100.00	AAA	1,167,839
	Financing Program, Series 2003A, 5.250%, 10/01/23 (DD, settling 12/01/04) - FSA Insured

5,000	Culver City, California, Wastewater Facilities Revenue Refunding Bonds, Series 1999A, 5.700%,	9/09 at 102.00	AAA	5,474,050
	9/01/29 - FGIC Insured

3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%,	8/13 at 100.00	AAA	3,757,824
	2/01/21 - FGIC Insured

1,000	Sacramento County Water Financing Authority, California, Revenue Bonds, Agency Zones 40-41 System	6/13 at 100.00	AAA	1,043,260
	Projects, Series 2003, 5.000%, 6/01/22 - AMBAC Insured

1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	1,822,518
	Series 2003, 5.500%, 7/01/33

$123,360	Total Long-Term Investments (cost $120,050,813) - 149.6%			125,208,293

	Other Assets Less Liabilities - 1.8%			1,473,695

	Preferred Shares, at Liquidation Value - (51.4)%			(43,000,000)

	Net Assets Applicable to Common Shares - 100%			$83,681,988

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(DD)	Security purchased on a delayed delivery basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $119,998,458.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$5,881,257
	Depreciation	(671,422)

	Net unrealized appreciation of investments	$5,209,835

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.